Brown Advisory Sustainable Growth Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 94.7%
Communication Services - 4.2%
98,629	Alphabet, Inc. - Class A*	203,424,285
Consumer Discretionary - 15.5%
66,780	Amazon.com, Inc.*	206,622,662
716,090	Chegg, Inc.*	61,340,269
539,379	Etsy, Inc.*	108,776,563
452,051	Home Depot, Inc.	137,988,568
985,266	NIKE, Inc.	130,931,999
1,029,444	Starbucks Corp.	112,487,346
		758,147,407
Financials - 2.3%
265,652	MSCI, Inc.	111,382,571
Health Care - 23.1%
227,053	Bio-Rad Laboratories, Inc.*	129,685,862
804,446	Danaher Corp.	181,064,706
1,216,201	Edwards Lifesciences Corp.*	101,723,051
362,668	IDEXX Laboratories, Inc.*	177,457,079
371,915	Thermo Fisher Scientific, Inc.	169,734,568
561,982	UnitedHealth Group, Inc.	209,096,643
553,763	West Pharmaceutical Services, Inc.	156,039,338
		1,124,801,247
Industrials - 5.8%
1,798,959	Fortive Corp.	127,078,464
883,555	Verisk Analytics, Inc.	156,115,333
		283,193,797
Information Technology - 41.0%
290,751	Accenture PLC	80,319,964
355,476	Adobe, Inc.*	168,982,626
1,160,950	Analog Devices, Inc.	180,040,126
482,873	Autodesk, Inc.*	133,828,252
1,028,417	Cadence Design Systems, Inc.*	140,882,845
3,206,482	Dynatrace, Inc.*	154,680,692
477,736	Intuit, Inc.	183,001,552
2,932,169	Marvell Technology Group, Ltd.	143,617,638
982,184	Microsoft Corp.	231,569,522
392,463	Monolithic Power Systems, Inc.	138,621,856
284,587	ServiceNow, Inc.*	142,324,804
454,106	Square, Inc.*	103,104,767
919,513	Visa, Inc.	194,688,487
		1,995,663,131
Materials - 2.8%
392,463	Ball Corp.	33,257,315
482,873	Ecolab, Inc.	103,368,623
		136,625,938
Total Common Stocks (Cost $3,080,294,509)		4,613,238,376

Real Estate Investment Trusts - 3.9%
783,898	American Tower Corp.	187,398,656
Total Real Estate Investment Trusts (Cost $152,813,927)		187,398,656

Short-Term Investments - 1.2%
Money Market Funds - 1.2%
60,515,050	First American Government Obligations Fund - Class Z, 0.03%#	60,515,050
Total Short-Term Investments (Cost $60,515,050)		60,515,050
Total Investments - 99.8% (Cost $3,293,623,486)		4,861,152,082
Other Assets in Excess of Liabilities - 0.2%		8,827,249
NET ASSETS - 100.0%		$4,869,979,331

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.